REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interest

The following is a reconciliation of the changes in the redeemable noncontrolling interest for the years ended December 31, 2011 and 2012 (in thousands):

	Years ended December 31,
	2011	2012
Balance at beginning of the period	$-	$15,527
Fair value at acquisition	17,063	-
Sale of 18.5% of interest to BHFS	-	(7,994)
Net income attributable to noncontrolling interest	3	347
Effect of foreign currency translation	(1,539)	246

Balance at end of period	$15,527	$8,126